13F-HR
<SEQUENCE>1
<FILENAME>zenit20130331.txt
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Amendment [ ]; Amendment Number:
  This Amendment:   [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Zenit Asset Management AB
Normalmstog 14
SE-10386 Stockholm, Sweden

13F File Number: 150-01719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jonas Hamilton
Head of Middle Office
+46 8 56621480
Signature, Place, and Date of Signing:

/s/ Jonas Hamilton    Stockholm, Sweden May 14, 2013

Report Type:

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 31
Form 13F Information Table Value Total: 276,207
List of Other Included Managers:

ISSUER                            TYPE                CUSIP        Value         SHS         INVEST        OTHER     VOTING
                                                                  (x1000)                     DSCRTN        MNGRS      AUTH
ALLSTATE CORP                     COM               020002101       8829        180700         SOLE          N/A       SOLE
AMERIPRISE FINL INC               COM               03076C106       6624        90000          SOLE          N/A       SOLE
ANADARKO PETE CORP                COM               032511107       4472        50728          SOLE          N/A       SOLE
APPLE INC                         COM               037833100      15236        34290          SOLE          N/A       SOLE
BANK OF AMERICA CORPORATION       COM               060505104       1459        120000         SOLE          N/A       SOLE
CATERPILLAR INC DEL               COM               149123101      13810        157107         SOLE          N/A       SOLE
CITIGROUP INC                     COM NEW           172967424      16358        370000         SOLE          N/A       SOLE
CTC MEDIA INC                     COM               12642X106       3271        274800         SOLE          N/A       SOLE
DISCOVER FINL SVCS                COM               254709108       5540        123554         SOLE          N/A       SOLE
EBAY INC                          COM               278642103      14410        275000         SOLE          N/A       SOLE
FACEBOOK INC                      CL A              30303M102       3530        137500         SOLE          N/A       SOLE
FOOT LOCKER INC                   COM               344849104       5773        168794         SOLE          N/A       SOLE
FREEPORT-MCMORAN COPPER & GO      COM               35671D857       8293        250000         SOLE          N/A       SOLE
FRONTLINE LTD                     SHS               G3682E127       441         190222         SOLE          N/A       SOLE
GOOGLE INC                        CL A              38259P508      14923        18750          SOLE          N/A       SOLE
IAC INTERACTIVECORP               COM PAR $.001     44919P508       1662        37500          SOLE          N/A       SOLE
ISHARES TR                        MSCI EMERG MKT    464287234      53406       1254834         SOLE          N/A       SOLE
JOY GLOBAL INC                    COM               481165108       5992        100000         SOLE          N/A       SOLE
JPMORGAN CHASE & CO               COM               46625H100      12218        257662         SOLE          N/A       SOLE
LAS VEGAS SANDS CORP              COM               517834107       703         12500          SOLE          N/A       SOLE
MELLANOX TECHNOLOGIES LTD         SHS               M51363113       2270        40878          SOLE          N/A       SOLE
MOBILE TELESYSTEMS OJSC           SPONSORED ADR     607409109       1610        78000          SOLE          N/A       SOLE
NIKE INC                          CL B              654106103      19104        325000         SOLE          N/A       SOLE
NIKE INC                          CL B              654106103      10287        175000         SOLE          N/A       SOLE
RED HAT INC                       COM               756577102       3024        60000          SOLE          N/A       SOLE
SALESFORCE COM INC                COM               79466L302       3785        21277          SOLE          N/A       SOLE
SCORPIO TANKERS INC               SHS               Y7542C106       1098        125000         SOLE          N/A       SOLE
SLM CORP                          COM               78442P106      20168        998917         SOLE          N/A       SOLE
TALISMAN ENERGY INC               COM               87425E103      15209       1253869         SOLE          N/A       SOLE
WYNN RESORTS LTD                  COM               983134107       1557        12460          SOLE          N/A       SOLE
YANDEX N V                        SHS CLASS A       N97284108       1145        50000          SOLE          N/A       SOLE